Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Schedule of calculations of basic and diluted EPS

	Year Ended December 31,
(in thousands, except per share amounts)	2017	2016	2015

Amounts attributable to Fluor Corporation:
Earnings from continuing operations	$191,377	$281,401	$418,170
Loss from discontinued operations, net of taxes	—	—	(5,658)

Net earnings	$191,377	$281,401	$412,512

Basic EPS attributable to Fluor Corporation:
Weighted average common shares outstanding	139,761	139,171	144,805

Earnings from continuing operations	$1.37	$2.02	$2.89
Loss from discontinued operations, net of taxes	—	—	(0.04)

Net earnings	$1.37	$2.02	$2.85

Diluted EPS attributable to Fluor Corporation:
Weighted average common shares outstanding	139,761	139,171	144,805

Diluted effect:
Employee stock options, restricted stock units and shares and VDI units	1,132	1,741	1,827
Conversion equivalent of dilutive convertible debt	—	—	90

Weighted average diluted shares outstanding	140,893	140,912	146,722

Earnings from continuing operations	$1.36	$2.00	$2.85
Loss from discontinued operations, net of taxes	—	—	(0.04)

Net earnings	$1.36	$2.00	$2.81

Anti-dilutive securities not included above	4,706	3,843	3,408